Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Operating Lease Cost and Other Supplemental Information [Abstract]
Schedule of operating lease cost and other supplemental information
	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Operating lease cost (1)	21,719,042	14,764,364	13,966,943

(1)	Amounts include short-term leases that are immaterial.

	December 31, 2021	December 31, 2022
	RMB	RMB

Weighted-average remaining lease term	1 Year	3.59 Years

Weighted-average discount rate	4.73%	4.75%

Cash paid for amounts included in the measurement of lease liabilities under operating cash flows	15,478,630	15,101,145

ROU assets obtained in exchange for new operating lease liabilities	16,196,806	29,777,357

Schedule of reconciliation to the lease liabilities
Year ended December 31	RMB

2023	12,085,870
2024	6,285,367
2025	4,745,037
2026	4,636,293
2027	3,427,888
Thereafter	-
Total future operating lease payments	31,180,455

Less: imputed interest	(2,596,980)
Total present value of operating lease liabilities	28,583,475